Infrareit Acquisition (Narrative) (Details) $ / shares in Units, $ in Millions								3 Months Ended									8 Months Ended	12 Months Ended
	May 16, 2019 USD ($) $ / shares	May 15, 2019 MW	May 15, 2019 kW	May 15, 2019 property	May 15, 2019 mi	May 15, 2019 USD ($)	Jul. 21, 2017 USD ($) mi kW	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) mi kW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Repayment of debt								$ 462										$ 1,094	$ 825	$ 324
Revenue								1,072				$ 1,016						4,347	4,101	3,958
Net income								$ 131	$ 133	$ 263	$ 139	$ 116	$ 119	$ 194	$ 143	$ 89		651	$ 545	$ 419
InfraREIT Acquisition related costs																		$ 9
Secured Debt [Member]
Business Acquisition [Line Items]
Outstanding debt acquired	$ 351
Sempra Energy [Member]
Business Acquisition [Line Items]
Partner capital contribution for business combination						$ 1,330
Sharyland Merger Agreement [Member]
Business Acquisition [Line Items]
Transmission of assets							$ 383
Number of assets transferred in circuit miles | mi							517
Power of number of transmission lines transferred | kW							345
Sharyland Distribution & Transmission Services (SDTS) [Member] | Sempra Texas Holdings [Member]
Business Acquisition [Line Items]
Partnership interest																		50.00%
InfraREIT [Member]
Business Acquisition [Line Items]
Price per share of common stock to stockholders and limited partners | $ / shares	$ 21.00
Management agreement termination fee	$ 40
Repayment of debt	602
Outstanding debt acquired	$ 953
Transmission of assets									$ 2,547								$ 2,547	$ 2,547
Miles of assets transferred | mi					340													1,575
Number of assets transferred in circuit miles | mi																		1,235
Power of number of transmission lines transferred		3,900	138															345
Number Of Operational Generation Facilities | property				20
Number Of Transmission Stations And Substations | property				50
Revenue																	156
Net income																	$ 58
Goodwill, Period Increase (Decrease)																		$ (11)